Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 67,279	$ 59,397
Borrowings	14,007
Borrowings	$ 81,286	$ 59,397
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Percent of total loans	40.00%	46.00%
Borrowings	$ 33,060,000	$ 27,431,000
NovaQuest | Borrowings | Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 32,660,000	$ 27,431,000
Percent of total loans	40.00%	46.00%
NovaQuest | Current Borrowings | Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Percent of total loans	0.00%	0.00%
Borrowings	$ 400,000